UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York             May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total: $   981,682
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number             Name

1           028-10748                        Oppenheimer Asset Management Inc.
----        -------------------              --------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6      COL 7         COLUMN 8

                              TITLE OF                    VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION    MGRS   SOLE      SHARED  NONE

APPLE COMPUTER INC            COM             037833100  15,003       142,720 SH            SOLE              142,720
APPLE COMPUTER INC            COM             037833100  44,991       428,000 SH        SHARED-OTHER   1      428,000
ARM HLDGS PLC                 SPONSORED ADR   042068106  10,273     2,324,243 SH            SOLE            2,324,243
ARM HLDGS PLC                 SPONSORED ADR   042068106  27,480     6,217,244 SH        SHARED-OTHER   1    6,217,244
AVX CORP NEW                  COM             002444107   1,482       163,170 SH            SOLE              163,170
AVX CORP NEW                  COM             002444107   6,179       680,550 SH        SHARED-OTHER   1      680,550
ATMEL CORP                    COM             049513104   3,494       962,660 SH            SOLE              962,660
ATMEL CORP                    COM             049513104  14,101     3,884,610 SH        SHARED-OTHER   1    3,884,610
ATHEROS COMMUNICATIONS INC    COM             04743P108   5,253       358,290 SH            SOLE              358,290
ATHEROS COMMUNICATIONS INC    COM             04743P108  15,421     1,051,940 SH        SHARED-OTHER   1    1,051,940
AMAZON COM INC                COM             023135106   3,538        48,170 SH            SOLE               48,170
AMAZON COM INC                COM             023135103   9,555       130,100 SH        SHARED-OTHER   1      130,100
BANK OF NEW YORK MELLON CORP  COM             064058100   7,789       275,700 SH            SOLE              275,700
BANK OF NEW YORK MELLON CORP  COM             064058100  19,457       688,760 SH        SHARED-OTHER   1      688,760
BEST BUY INC                  COM             086516101   5,194       136,830 SH            SOLE              136,830
BEST BUY INC                  COM             086516101  13,803       363,620 SH        SHARED-OTHER   1      363,620
BJS WHOLESALE CLUB INC        COM             05548J106   1,280        40,000 SH            SOLE               40,000
BMC SOFTWARE INC              COM             055921100   2,673        81,010 SH            SOLE               81,010
BMC SOFTWARE INC              COM             055921100  10,337       313,240 SH        SHARED-OTHER   1      313,240
CORNING INC                   COM             219350105   3,439       259,160 SH            SOLE              259,160
CORNING INC                   COM             21935015    9,543       719,150 SH        SHARED-OTHER   1      719,150
COSTCO WHSL CORP NEW          COM             22160K105   1,158        25,000 SH            SOLE               25,000
DOLBY LABORATORIES INC        COM             25659T107   2,871        84,180 SH            SOLE               84,180
DOLBY LABORATORIES INC        COM             25659T107   7,969       233,620 SH        SHARED-OTHER   1      233,620
DOLLAR TREE INC               COM             256746108   6,626       148,730 SH            SOLE              148,730
DOLLAR TREE INC               COM             256746108  18,189       408,280 SH        SHARED-OTHER   1      408,280
ELECTRONIC ARTS INC           COM             285512109   1,154        63,440 SH            SOLE               63,440
ELECTRONIC ARTS INC           COM             285512109   3,185       175,095 SH        SHARED-OTHER   1      175,095
EMC CORP MASS                 COM             268648102   2,850       250,000 SH            SOLE              250,000
ISHARES TR                    MSCI EMERG MKT  464287234   1,861        75,000 SH            SOLE               75,000
INTEL CORP                    COM             458140100   1,503       100,000 SH            SOLE              100,000
FIRST SOLAR INC               COM             336433107   6,908        52,060 SH            SOLE               52,060
FIRST SOLAR INC               COM             336433107  25,245       190,241 SH        SHARED-OTHER   1      190,241
FPL GROUP INC                 COM             302571104   5,051        99,570 SH            SOLE               99,570
FPL GROUP INC                 COM             302571104  21,001       413,980 SH        SHARED-OTHER   1      413,980
GOOGLE INC                    CLA             38259P508   9,262        26,610 SH            SOLE               26,610
GOOGLE INC                    CLA             38259P508  36,400       104,580 SH        SHARED-OTHER   1      104,580
GILEAD SCIENCES INC           COM             375558103   2,738        59,100 SH            SOLE               59,100
GILEAD SCIENCES INC           COM             375558103   7,533       162,620 SH        SHARED-OTHER   1      162,620
HEWLETT PACKARD CO            COM             428236103   3,462       107,980 SH            SOLE              107,980
HEWLETT PACKARD CO            COM             428236103  15,447       481,810 SH        SHARED-OTHER   1      481,810
INFORMATICA CORP              COM             45666Q102   3,123       235,510 SH            SOLE              235,510
INFORMATICA CORP              COM             45666Q102   9,384       707,670 SH        SHARED-OTHER   1      707,670
LAWSON SOFTWARE INC NEW       COM             52078P102   1,325       311,870 SH            SOLE              311,870
LAWSON SOFTWARE INC NEW       COM             52078P102   4,237       996,940 SH        SHARED-OTHER   1      996,940
LINEAR TECHNOLOGY CORP        COM             535678106   4,607       200,480 SH            SOLE              200,480
LINEAR TECHNOLOGY CORP        COM             535678106  17,901       778,960 SH        SHARED-OTHER   1      778,960
MONOLITHIC PWR SYS INC        COM             609839105   1,319        85,120 SH            SOLE               85,120
MONOLITHIC PWR SYS INC        COM             609839105   3,759       242,540 SH        SHARED-OTHER   1      242,540
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105  12,083     1,319,130 SH            SOLE            1,319,130
MARVELL TECHNOLOGY GROUP LTD  ORD             G58768105  31,277     3,414,540 SH        SHARED-OTHER   1    3,414,540
MICRON TECHNOLOGY INC         COM             595112103   4,362     1,074,330 SH            SOLE            1,074,330
MICRON TECHNOLOGY INC         COM             595112103  11,439     2,817,450 SH        SHARED-OTHER   1    2,817,450
MEMC ELECTR MATLS INC         COM             552715104   4,169       252,840 SH            SOLE              252,840
MEMC ELECTR MATLS INC         COM             552715104  16,824     1,020,250 SH        SHARED-OTHER        1,020,250
MORGAN STANLEY CHINA A SH FD  COM             617468103   2,222        75,000 SH            SOLE               75,000
MONSANTO CO NEW               COM             61166W101   2,205        26,530 SH            SOLE               26,530
MONSANTO CO NEW               COM             61166W101   8,342       100,380 SH        SHARED-OTHER   1      100,380
NETAPP INC                    COM             64110D104     583        39,290 SH            SOLE               39,290
NETAPP INC                    COM             64110D104   2,324       156,580 SH        SHARED-OTHER   1      156,580
NETEASE COM INC               SPONSORED ADR   64110W102  17,416       648,640 SH            SOLE              648,640
NETEASE COM INC               SPONSORED ADR   64110W102  43,368     1,615,208 SH        SHARED-OTHER   1    1,615,208
NORTHERN TR CORP              COM             665859104   5,359        89,580 SH            SOLE               89,580
NORTHERN TR CORP              COM             665859104  21,902       366,140 SH        SHARED-OTHER   1      366,140
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   6,840       225,600 SH  PUT       SOLE              225,600
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   4,985       164,400 SH  PUT   SHARED-OTHER   1      164,400
PRICELINE COM INC             COM NEW         741503403  13,631       173,030 SH            SOLE              173,030
PRICELINE COM INC             COM NEW         741503403  42,089       534,255 SH        SHARED-OTHER   1      534,255
QUALCOMM INC                  COM             747525103  18,182       467,280 SH            SOLE              467,280
QUALCOMM INC                  COM             747525103  61,292     1,575,225 SH        SHARED-OTHER   1    1,575,225
QUANTA SVCS INC               COM             74762E102   3,408       158,870 SH            SOLE              158,870
QUANTA SVCS INC               COM             74762E102  10,575       493,000 SH        SHARED-OTHER   1      493,000
RESEARCH IN MOTION LTD        COM             760975102   2,711        62,890 SH            SOLE               62,890
RESEARCH IN MOTION LTD        COM             760975102   8,456       196,142 SH        SHARED-OTHER   1      196,142
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108     528       190,065 SH            SOLE              190,065
SHAW GROUP INC                COM             820280105   4,982       181,770 SH            SOLE              181,770
SHAW GROUP INC                COM             820280105  21,057       768,230 SH        SHARED-OTHER   1      768,230
SOHU COM INC                  COM             83408W103     614        14,860 SH            SOLE               14,860
SOHU COM INC                  COM             83408W103   2,484        60,140 SH        SHARED-OTHER   1       60,140
SANDISK CORP                  COM             80004C101   8,441       667,270 SH            SOLE              667,270
SANDISK CORP                  COM             80004C101  22,565     1,783,800 SH        SHARED-OTHER   1    1,783,800
SPDR GOLD TRUST               GOLD SHS        78463V107   1,029        11,400 SH            SOLE               11,400
SUNTECH PWR HLDGS CO LTD      ADR             86800C104   1,269       108,520 SH            SOLE              108,520
SUNTECH PWR HLDGS CO LTD      ADR             86800C104   4,459       381,400 SH        SHARED-OTHER   1      381,400
SYNAPTICS INC                 COM             87157D109   1,484        55,450 SH            SOLE               55,450
SYNAPTICS INC                 COM             87157D109   3,868       144,550 SH        SHARED-OTHER   1      144,550
TALEO CORP                    CLA             87424N104   2,080       176,150 SH            SOLE              176,150
TALEO CORP                    CLA             87424N104   6,621       560,621 SH        SHARED-OTHER   1      560,621
URS CORP NEW                  COM             903236107   3,654        90,420 SH            SOLE               90,420
URS CORP NEW                  COM             903236107  14,236       352,280 SH        SHARED-OTHER   1      352,280
UNITED STATES NATL GAS FUND   UNIT            912318102     801        52,730 SH            SOLE               52,730
UNITED STATES NATL GAS FUND   UNIT            912318102   3,662       240,930 SH        SHARED-OTHER   1      240,930
VISHAY INTERTECHNOLOGY INC    COM             928298108   1,078       309,870 SH            SOLE              309,870
VISHAY INTERTECHNOLOGY INC    COM             928298108   3,018       867,240 SH        SHARED-OTHER   1      867,240
WAL MART STORES INC           COM             931142103   2,389        45,850 SH            SOLE               45,850
WAL MART STORES INC           COM             931142103   5,992       115,017 SH        SHARED-OTHER   1      115,017
WESTERN DIGITAL CORP          COM             958102105  13,383       691,980 SH            SOLE              691,980
WESTERN DIGITAL CORP          COM             958102105  37,743     1,951,530 SH        SHARED-OTHER   1    1,951,530
ZORAN CORP                    COM             98975F101   1,848       210,000 SH            SOLE              210,000






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